Operating Segments Information - Major Customers Representing at Least 10 Percent of Net Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of major customers [line items]
NET REVENUE	$ 1,069,985.4	$ 35,773.5	$ 1,031,473.6	$ 977,447.2
Customer A [member]
Disclosure of major customers [line items]
NET REVENUE	$ 247,213.3		$ 224,690.7	$ 220,463.1
Percentage of entity's revenue	23.00%	23.00%	22.00%	23.00%
Customer B [member]
Disclosure of major customers [line items]
NET REVENUE	$ 152,876.9		$ 83,885.6	$ 46,355.5
Percentage of entity's revenue	14.00%	14.00%	8.00%	5.00%